Cover	Dec. 21, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 21, 2023
Entity File Number	333-272567
Entity Registrant Name	NB Bancorp, Inc.
Entity Central Index Key	0001979330
Entity Tax Identification Number	93-2560883
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1063 Great Plain Avenue
Entity Address, City or Town	Needham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02492
City Area Code	781
Local Phone Number	444-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false